Product Sales Contracts - Schedule of Costs, Estimated Earnings and Billings Presented in the Accompanying Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 40,695	$ 21,299
Billings on uncompleted contracts in excess of costs and estimated earnings	(89,565)	(29,185)
Total costs, estimated earnings (losses) and billings on uncompleted contracts	$ (48,870)	$ (7,886)